Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 4,543	$ 4,691
Accrued vacation pay	1,489	1,225
Government authorities	6,028	1,282
Accrued expenses	24,746	23,067
Current liability of government grants	270	265
Deferred revenues	680	1,205
Other	1,718	692
Total other accounts payable	$ 39,474	$ 32,427